PROPERTY, PLANT AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY PLANT AND EQUIPMENT
	September 30, 2025	December 31, 2024

Computers	5,062	5,062
Equipment	-	119,819
Less accumulated depreciation:	(3,013)	(2,256)
Disposed equipment	-	(119,819)
Property and equipment, net	2,049	2,806

	December 31, 2024	December 31, 2023

Computers	5,062	5,062
Equipment	119,819	119,819
Less accumulated depreciation:	(2,256)	(28,752)
Disposed equipment	(119,819)	-
Property and equipment, net	2,806	96,129